UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     August 14, 2008

Form 13F Reports filed for quarters ending prior to June 30, 2008 contained erroneous option values, based on the value of the options contract. Going forward, the values of reported options will be based on the value of the underlying security, not the value of the option itself. The options reported on this Form 13F are based on the value of the underlying security.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $395,106 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      PUT              013817951     3562   100000 SH  PUT  Sole                   100000        0        0
ALCOA INC                      PUT              013817951     3562   100000 SH  PUT  Sole                   100000        0        0
AMERICAN EXPRESS CO            PUT              025816959     3767   100000 SH  PUT  Sole                   100000        0        0
ASSURED GUARANTY LTD           PUT              G0585R956      761    42300 SH  PUT  Sole                    42300        0        0
CARDIONET INC                  COM              14159L103   178113   668842 SH       Sole                   668842        0        0
CATERPILLAR INC DEL            PUT              149123951     7382   100000 SH  PUT  Sole                   100000        0        0
CONSTELLATION ENERGY GROUP I   CALL             210371900     5747    70000 SH  CALL Sole                    70000        0        0
COUNTRYWIDE FINANCIAL CORP     PUT              222372954      213    50000 SH  PUT  Sole                    50000        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     2650   100000 SH  PUT  Sole                   100000        0        0
FOSTER WHEELER LTD             PUT              G36535959     3658    50000 SH  PUT  Sole                    50000        0        0
FREEPORT-MCMORAN COPPER & GO   PUT              35671D957    11719   100000 SH  PUT  Sole                   100000        0        0
HONEYWELL INTL INC             PUT              438516956     5028   100000 SH  PUT  Sole                   100000        0        0
ISHARES TR                     RUSSELL 2000     464287655      404   400000 SH  PUT  Sole                   400000        0        0
KIMCO REALTY CORP              PUT              49446R959     4833   140000 SH  PUT  Sole                   140000        0        0
KIMCO REALTY CORP              PUT              49446R959     1036    30000 SH  PUT  Sole                    30000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    21585    50000 SH       Sole                    50000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    35420   200000 SH       Sole                   200000        0        0
NORDSTROM INC                  PUT              655664950     3030   100000 SH  PUT  Sole                   100000        0        0
PROSHARES TR                   REAL EST PRO     74347R552    15750    15000 SH       Sole                    15000        0        0
R H DONNELLEY CORP             COM NEW          74955W307    16084   536125 SH       Sole                   536125        0        0
SEARS HLDGS CORP               PUT              812350956     7366   100000 SH  PUT  Sole                   100000        0        0
SLM CORP                       PUT              78442P956     1935   100000 SH  PUT  Sole                   100000        0        0
SPDR TR                        UNIT SER 1       78462F103     6399    50000 SH  PUT  Sole                    50000        0        0
SPDR TR                        UNIT SER 1       78462F103    12798   100000 SH  PUT  Sole                   100000        0        0
TERRESTAR CORP                 COM              881451108     9650   242461 SH       Sole                   242461        0        0
TESORO CORP                    PUT              881609951     1977   100000 SH  PUT  Sole                   100000        0        0
UAL CORP                       COM NEW          902549807       16      305 SH       Sole                      305        0        0
UAL CORP                       CALL             902549907      565   108200 SH  CALL Sole                   108200        0        0
UNITED STATES STL CORP NEW     PUT              912909958     9239    50000 SH  PUT  Sole                    50000        0        0
WACHOVIA CORP NEW              PUT              929903952     1553   100000 SH  PUT  Sole                   100000        0        0
WCI CMNTYS INC                 COM              92923C104     7437   225838 SH       Sole                   225838        0        0
WELLS FARGO & CO NEW           PUT              949746951     4750   200000 SH  PUT  Sole                   200000        0        0
WILLIAMS SONOMA INC            PUT              969904951     1984   100000 SH  PUT  Sole                   100000        0        0
WILLIAMS SONOMA INC            PUT              969904951     1984   100000 SH  PUT  Sole                   100000        0        0
ZIONS BANCORPORATION           PUT              989701957     3149   100000 SH  PUT  Sole                   100000        0        0